Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 8,927	$ 8,253
Less accumulated depreciation and amortization	(5,069)	(4,948)
Total Premises and Equipment	3,858	3,305
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	535	445
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,296	3,161
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,485	3,438
Right of Use Assets on Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	1,296	1,014
Right of Use Assets on Finance Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	269	172
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 46	$ 23